SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 53,429	$ 58,871
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	14,626	14,864
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 38,803	$ 44,007